Cost of revenue (Details) - Schedule of cost of revenue primarily consists of expenses for consultants - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of cost of revenue primarily consists of expenses for consultants [Abstract]
Cost of revenue	€ 90,270	€ 110,588	€ 74,546